Filed Pursuant to Rule 497(e)
                                                      Registration No. 033-78264


                              EXCELSIOR FUNDS TRUST

                                   Equity Fund
                               Mid Cap Value Fund
                               Optimum Growth Fund
                            International Equity Fund
                                   Income Fund
                             Total Return Bond Fund
                                 High Yield Fund
                     Enhanced Tax Managed International Fund
                               Equity Income Fund
                                Equity Core Fund

                        Supplement dated August 30, 2004
         to the Statement of Additional Information dated July 29, 2004
                          (as amended August 19, 2004)

      On page 5 of the Statement of Additional Information, the third paragraph under the heading, "Equity Income Fund" is revised to read as follows:

      "The Equity Income Fund may invest directly or indirectly in the securities of foreign issuers. The Fund currently does not expect to invest more than 20% of its respective total assets at the time of purchase in such securities."